Noncontrolling Interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

Note 3 –NONCONTROLLING INTEREST

Jiate held 49% of the equity interest in HTCC effective January 31, 2017 pursuant to an investment agreement entered into in July 2016 between HTCC, its parent company Taiying and Jiate, pursuant to which Taiying and Jiate agreed to fund a total of RMB 5.1 million and RMB 4.9 million registered capital, respectively, of HTCC subsequently. Profits of HTCC will be allocated to Taiying and Jiate based on the determined 51% and 49% equity interest.

On October 15, 2020, May 6, 2019, and April 10, 2018, HTCC declared a dividend of RMB 3.5 million (approximately $519,000), RMB 3 million (approximately $460,000) and RMB 5 million (approximately $766,000) to Taiying and Jiate, respectively. The dividend was allocated based on the equity interest percentage as of the date of declaration. As a result, Jiate was entitled to $254,262, $213,722 and $355,232 of total dividend distributed during the years ended December 31, 2020, 2019 and 2018, respectively.

Subsequent to the declaration of the 2020 dividend, Jiate announced an increase in the registered capital of HTCC by RMB 2.45 million (approximately $363,000) by attributing all of the dividend declared by HTCC yet to be received in the amount of RMB 1.72 million (approximately $254,000) to HTCC, and made an additional cash investment of RMB 0.73 million (approximately $109,000). As a result, the total amount of registered capital funded by Jiate to HTCC reached RMB 4.9 million.

On November 8, 2020, the Company entered into an equity exchange agreement with Jiate, pursuant to which the Company agreed to acquire Jiate’s 49% of equity interest in HTCC for the consideration of RMB 5.42 million (approximately $830,000). The transfer of ownership effectively occurred on November 8, 2020, upon which the Company holds 100% of equity interest in HTCC. The consideration was paid in full on January 5, 2021.

The Company retains control of HTCC before and after the acquisition, the difference between the consideration and the carrying value of noncontrolling interest acquired is accounted for as an equity transaction in the consolidated statements of changes in equity.